Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Allocation of net earnings (loss)	$ 232,329	$ (615,245)	$ (501,501)	$ 3,364,702	$ (382,916)	$ 2,863,201	$ (3,541,872)	$ 7,175,980
Basic weighted average shares outstanding	4,176,952		14,490,000		4,176,952	14,490,000	14,490,000	13,133,764
Diluted weighted average shares outstanding	4,176,952		14,490,000		4,176,952	14,490,000	14,490,000	13,133,764
Basic net earnings (loss)	$ 0.06		$ (0.035)		$ (0.09)	$ 0.198	$ (0.244)	$ 0.546
Diluted net earnings (loss)	$ 0.06		$ (0.035)		$ (0.09)	$ 0.198	$ (0.244)	$ 0.546
Common Class A [Member]
Allocation of net earnings (loss)	$ 72,417		$ (401,997)		$ (119,355)	$ 2,295,106	$ (2,839,120)	$ 5,605,148
Basic weighted average shares outstanding	1,301,952		11,615,000		1,301,952	11,615,000	11,615,000	10,258,764
Diluted weighted average shares outstanding	1,301,952		11,615,000		1,301,952	11,615,000	11,615,000	10,258,764
Basic net earnings (loss)	$ 0.056		$ (0.035)		$ (0.092)	$ 0.198	$ (0.244)	$ 0.546
Diluted net earnings (loss)	$ 0.056		$ (0.035)		$ (0.092)	$ 0.198	$ (0.244)	$ 0.546
Common Class B [Member]
Allocation of net earnings (loss)	$ 159,912		$ (99,504)		$ (263,561)	$ 568,095	$ (702,753)	$ 1,570,832
Basic weighted average shares outstanding	2,875,000		2,875,000		2,875,000	2,875,000	2,875,000	2,875,000
Diluted weighted average shares outstanding	2,875,000		2,875,000		2,875,000	2,875,000	2,875,000	2,875,000
Basic net earnings (loss)	$ 0.056		$ (0.035)		$ (0.092)	$ 0.198	$ (0.244)	$ 0.546
Diluted net earnings (loss)	$ 0.056		$ (0.035)		$ (0.092)	$ 0.198	$ (0.244)	$ 0.546